EMPLOYEE BENEFITS (Details) - Schedule of employment expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of employment expenses [Abstract]
Salaries and wages		$ 850,557	$ 1,478,804	$ 1,481,357
Short-term employee benefits		41,259	147,576	132,394
Termination benefits	[1]		54,256	54,007
Other personnel expenses		70,244	114,126	152,211
Total		$ 962,060	$ 1,794,762	$ 1,819,969

[1]	The termination benefits related to the reorganization under Chapter 11 are classified in Note 27, Restructuring activities expense.